Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives

Property and equipment and equipment on lease are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated useful life
Equipment on lease	3-5 years
Computers and software	1-3 years
Lab equipment and other equipment	3-7 years
Furniture and fixtures	3-5 years
Leasehold improvements	Shorter of the remaining lease term or useful life of 10 years

Schedule of Prior Period Adjustments

The following table reflects the revisions to the previously issued unaudited condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2025:

	Three Months Ended March 31, 2025
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Research and development	$1,212	$1,063	$2,275
Selling and marketing	$2,275	$(1,063)	$1,212

During the second quarter of 2025, the Company discovered that the cash paid for interest reported under the supplemental disclosure of cash flow information on the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2025 was incorrect and should have been zero.

The following table reflects the revisions to the previously issued unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2025:

	Three Months Ended March 31, 2025
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Cash paid for interest	$202	$(202)	$-

The following table reflects the revisions to the previously issued Condensed Consolidated Balance Sheet as of September 30, 2024:

	September 30, 2024
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Debt – current portion	$29,602	$267	$29,869
Total current liabilities	63,402	267	63,669
Total liabilities	$76,100	$267	$76,367
Accumulated deficit	$(408,381)	$(267)	$(408,648)
Total stockholders’ equity	34,687	(267)	34,420
Total liabilities and stockholders’ equity	$110,787	$-	$110,787

The following table reflects the revisions to the previously issued Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) for the three months ended September 30, 2024:

	For the three months ended September 30, 2024			For the nine months ended September 30, 2024
	As Previously Reported	Adjusted	As Revised	As Previously Reported	Adjusted	As Revised
	(In thousands)			(In thousands)

General and administrative	$15,279	$131	$15,410	$32,867	$131	$32,998
Total operating expenses	22,816	131	22,947	59,074	131	59,205
Loss from operations	(18,745)	131	(18,876)	(60,715)	131	(60,846)
Interest expense	(10,949)	7,389	(3,560)	(20,309)	7,389	(12,920)
Loss on debt extinguishment	—	(7,525)	(7,525)	—	(7,525)	(7,525)
Loss before provision for income taxes	(22,858)	(267)	(23,125)	(51,344)	(267)	(51,611)
Net loss	$(22,858)	$(267)	$(23,125)	$(51,344)	$(267)	$(51,611)
Net loss per share:
Basic	$(37.11)	$(0.43)	$(37.54)	$(91.35)	$(0.47)	$(91.82)
Diluted	$(37.11)	$(0.43)	$(37.54)	$(91.35)	$(0.47)	$(91.82)
Net loss	$(22,858)	$(267)	$(23,125)	$(51,344)	$(267)	$(51,611)
Total comprehensive loss	$(22,856)	$(267)	$(23,123)	$(51,248)	$(267)	$(51,515)

Velo3D, Inc.

Notes to Consolidated Financial Statements

The following table reflects the revisions to the previously issued Condensed Consolidated Statement of Cash Flows for the three months ended September 30, 2024:

	For the nine months ended September 30, 2024
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Net Loss	$(51,344)	$(267)	$(51,611)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on debt extinguishment	$-	$7,525	$7,525
Amortization of debt discount and deferred financing costs	$14,541	$(7,258)	$7,283